Components of (Benefit) Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Federal: Canada
Current	$ 1,177	$ 845
Deferred	156	(10)
Federal Income Tax Expense (Benefit), Continuing Operations, Total	1,333	835
Provincial: Canada
Current	965	410
Deferred	150	(278)
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	1,115	132
United States:
Current	105	75
Deferred	(4,645)	(540)
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	(4,540)	(465)
Total (benefit) provision	$ (2,092)	$ 502